Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the
Goldman Sachs Rising Dividend Growth Fund (the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated February 27, 2012 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

Under “Goldman Sachs Rising Dividend Growth Fund—Summary—Performance”, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:
			Since
For the period ended December 31, 2011	1 Year	5 Years	Inception
Class A (Inception 3/23/04)*
Returns Before Taxes	–2.40%	3.41%	5.72%
Returns After Taxes on Distributions	–2.95%	2.74%	5.14%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.57%	2.52%	4.64%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.90%

Class C (inception 4/14/05)
Returns Before Taxes	1.81%	4.09%	6.09%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.31%

Institutional Shares (Inception 3/21/07)
Returns Before Taxes	3.85%	N/A	4.83%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	N/A	–0.59%

*	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the
Goldman Sachs Rising Dividend Growth Fund (the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated February 27, 2012 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

Under “Goldman Sachs Rising Dividend Growth Fund—Summary—Performance”, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:
			Since
For the period ended December 31, 2011	1 Year	5 Years	Inception
Class A (Inception 3/23/04)*
Returns Before Taxes	–2.40%	3.41%	5.72%
Returns After Taxes on Distributions	–2.95%	2.74%	5.14%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.57%	2.52%	4.64%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.90%

Class C (inception 4/14/05)
Returns Before Taxes	1.81%	4.09%	6.09%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.31%

Institutional Shares (Inception 3/21/07)
Returns Before Taxes	3.85%	N/A	4.83%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	N/A	–0.59%

*	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

Caption	rr_AverageAnnualReturnCaption	For the period ended December 31, 2011
Goldman Sachs Rising Dividend Growth Fund | Returns Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.40%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004
Goldman Sachs Rising Dividend Growth Fund | Returns Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2005
Goldman Sachs Rising Dividend Growth Fund | Returns Before Taxes | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2007
Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.95%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.74%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004
Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004
Goldman Sachs Rising Dividend Growth Fund | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004
Goldman Sachs Rising Dividend Growth Fund | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2005
Goldman Sachs Rising Dividend Growth Fund | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2007

[1]	The average annual total return figures for the Fund's Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.